Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 35,510	$ 40,516
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 87,284	$ 87,034